Restricted net assets and parent company only condensed financial information - Schedule of Condensed Income Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements Captions
Administrative expenses	¥ (227,001)	$ (35,622)	¥ (126,318)	¥ (117,169)
Other income and gains - net	5,329	836	8,526	13,297
Finance costs - net	15,250	2,393	22,703	(9,221)
Financial instruments with preferred rights
- loss on fair value changes			(2,823,370)	(333,401)
- other loss				(26,542)
Loss before income tax	(502,598)	(78,869)	(3,069,043)	(676,034)
Income tax expense	0		0	0
Loss for the year	(502,598)	(78,869)	(3,069,043)	(676,034)
Parent
Condensed Income Statements Captions
Administrative expenses	(51,124)	(8,022)	(19,480)	(18,199)
Other income and gains - net	385	60	833	0
Finance costs - net	(479)	(75)	(1,230)	(6,303)
Financial instruments with preferred rights
- loss on fair value changes			(2,823,370)	(208,869)
- other loss				(26,542)
Equity method on loss of subsidiaries	(445,020)	(69,834)	(225,796)	(416,121)
Loss before income tax	(496,238)	(77,871)	(3,069,043)	(676,034)
Income tax expense	0	0	0	0
Loss for the year	¥ (496,238)	$ (77,871)	¥ (3,069,043)	¥ (676,034)